Note 2 - Change in Accounting Principle (Details Textual) - USD ($)	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017
Retained Earnings (Accumulated Deficit), Ending Balance	$ 40,479,909	$ 36,711,380
Change in Inventory Costing Method from LIFO to Average Cost [Member]
Retained Earnings (Accumulated Deficit), Ending Balance			$ 4,346,437